                   Semiannual Report - Financial Statements

T. ROWE PRICE

             TOTAL EQUITY MARKET
             INDEX FUND
             June 30, 1999

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                        6 Months       1/30/98
                                                         Ended        Through
                                                        6/30/99       12/31/98
NET ASSET VALUE
Beginning of period                                    $  12.19      $  10.00

Investment activities
  Net investment income                                    0.06          0.11
  Net realized and unrealized gain (loss)                  1.38          2.20

  Total from investment activities                         1.44          2.31

Distributions
  Net investment income                                   (0.05)        (0.12)
  Net realized gain                                       (0.03)           --

  Total distributions                                     (0.08)        (0.12)

NET ASSET VALUE
End of period                                          $  13.55      $  12.19
                                                       -----------------------
Ratios/Supplemental Data

Total return++                                            11.85%        23.19%
Ratio of total expenses to average net assets              0.40%+        0.40%+
Ratio of net investment income to average net assets       1.03%+        1.33%+
Portfolio turnover rate                                     3.1%+         1.9%+
Net assets, end of period (in thousands)               $138,713      $ 61,210


++ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized

The accompanying notes are an integral part of these financial statements.

2
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1999


-------------------------
STATEMENT OF NET ASSETS                          Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands
COMMON STOCKS AND RIGHTS 97.1%

BASIC MATERIALS 3.8%

Chemicals  2.2%
DuPont                                               10,600              $  724
3M                                                    3,600                 313
Dow Chemical                                          2,000                 254
Illinois Tool Works                                   2,400                 197
Air Products and Chemicals                            2,500                 101
PPG Industries                                        1,700                 100
Praxair                                               1,900                  93
Rohm & Haas                                           2,100                  90
Occidental Petroleum                                  4,200                  89
Avery Dennison                                        1,200                  72
Ecolab                                                1,500                  65
Sealed Air *                                          1,000                  65
Union Carbide                                         1,300                  63
FMC *                                                   900                  62
Great Lakes Chemical                                  1,300                  60
Vulcan Materials                                      1,200                  58
Hercules                                              1,400                  55
Sherwin-Williams                                      1,900                  53
Tenneco                                               2,200                  53
Eastman Chemical                                        900                  47
Gencorp                                               1,800                  45
Ashland                                               1,000                  40
Airgas *                                              3,100                  38
Crompton & Knowles                                    1,900                  37
Cabot                                                 1,500                  36
RPM                                                   2,200                  31
Millennium Chemicals                                  1,300                  31
NL Industries                                         2,700                  30
Ivex Packaging *                                      1,200                  26
Engelhard                                             1,000                  23
Hawkins Chemical                                      2,800                  23
A. Schulman                                           1,300                  22
Carlisle Companies                                      400                  19

3
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

International Specialty Products *                    1,700        $         17
Terra Nitrogen *                                        900                   9
                                                                          3,041
                                                                   -------------
Forest Products 0.9%
Kimberly-Clark                                        4,600                 262
International Paper                                   3,236                 163
Weyerhaeuser                                          1,700                 117
Fort James                                            2,400                  91
Georgia-Pacific                                       1,700                  81
Willamette Industries                                 1,600                  74
Westvaco                                              2,000                  58
Champion International                                1,100                  53
Boise Cascade                                         1,100                  47
Smurfit-Stone Container *                             2,190                  45
Sonoco Products                                       1,300                  39
Louisiana Pacific                                     1,600                  38
Chesapeake                                            1,000                  37
Baltek *                                              3,700                  35
Universal Forest Products                             1,300                  28
Mead                                                    600                  25
Quipp                                                 1,800                  24
Badger Paper Mills *                                  2,600                  18
Miami Computer Supply *                                 750                  14
FiberMark *                                           1,000                  13
Schweitzer- Mauduit                                     800                  12
                                                                          1,274
                                                                   -------------
Gold 0.1%
Newmont Mining                                        3,100                  61
Homestake Mining                                      4,600                  38
Coeur d'Alene Mines *                                 3,900                  18
                                                                            117
                                                                   -------------
Metals and Mining 0.6%
Alcoa                                                 3,100                 192
Reynolds Metals                                       1,000                  59
USX-U.S. Steel                                        2,000                  54
US Can *                                              2,400                  53
Worthington Industries                                2,700                  44
Cyprus Amax Minerals                                  2,800                  42

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Ryerson Tull                                          1,800         $        41
Wolverine Tube *                                      1,600                  40
Commercial Metals                                     1,300                  37
Crown Cork & Seal                                     1,300                  37
Ampco Pittsburgh                                      2,800                  36
Ball                                                    800                  34
Nucor                                                   700                  33
ASARCO                                                1,700                  32
Easco                                                 2,900                  31
Carpenter Technology                                    900                  26
Titanium Metals                                       1,500                  17
Brush Wellman                                           900                  16
Arch Coal                                               200                   3
                                                                            827
                                                                    ------------
Total Basic Materials                                                     5,259
                                                                    ------------

BUSINESS SERVICES 2.1%

Advertising 0.5%
Omnicom                                               1,800                 144
Interpublic Group                                     1,600                 138
CMG Information Services *                            1,000                 114
Outdoor Systems *                                     1,800                  66
Harte-Hanks                                           2,400                  65
Valassis Communications *                             1,200                  44
True North Communications                             1,100                  33
Doubleclick *                                           300                  27
Young & Rubicam                                         500                  23
                                                                            654
                                                                    ------------
Business Services 0.7%
IMS Health                                            3,500                 109
Paychex                                               2,625                  84
Dun & Bradstreet                                      1,800                  64
Ceridian *                                            1,900                  62
Concord EFS *                                         1,400                  59
Quintiles Transnational *                             1,300                  55
NORTHPOINT COMMUNICATIONS *                           1,300                  47
Sylvan Learning Systems *                             1,700                  46

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


ProBusiness Services *                                1,000         $        36
Gartner Group (Class A) *                             1,700                  35
Verisign *                                              400                  34
NOVA *                                                1,300                  32
Nielsen Media Research                                1,100                  32
Viad                                                  1,000                  31
Peekskill Financial                                   2,200                  30
R.H. Donnelley                                        1,440                  28
PMC Capital                                           3,300                  28
BioReliance *                                         4,200                  28
Staff Leasing *                                       2,100                  27
Abington Bancorp                                      1,900                  26
CorrPro Companies *                                   2,900                  25
Thomas Group *                                        2,100                  19
Coast Dental Services *                               2,000                   9
Startek *                                               300                   7
                                                                            953
                                                                    ------------
Environmental Services 0.4%
Waste Management *                                    5,260                 283
Browning-Ferris                                       2,000                  86
Allied Waste Industries *                             3,560                  70
Energy Research *                                     3,400                  48
TETRA Technologies *                                  4,200                  39
Republic Services (Class A) *                         1,500                  37
                                                                            563
                                                                    ------------
Industrial Services 0.5%
Autonation *                                          5,100                  91
Cintas                                                1,200                  81
ServiceMaster                                         3,600                  67
Apria Healthcare *                                    3,700                  63
Dollar Thrifty Auto Group *                           2,600                  60
Ryder System                                          2,300                  60
Olsten                                                6,900                  44
Hertz                                                   700                  43
Wackenhut Corrections *                               2,000                  40
Manpower                                              1,700                  38
Central Parking                                         800                  27
RemedyTemp (Class A) *                                1,900                  26

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

NationsRent *                                         2,800         $        20
Rollins                                               1,200                  19
GP Strategies *                                       2,000                  18
                                                                            697
                                                                    ------------
Total Business Services                                                   2,867
                                                                    ------------

CONSUMER DISCRETIONARY 5.6%

Entertainment 0.4%
Carnival (Class A)                                    5,000                 243
Metro Goldwyn Mayer *                                 4,300                  79
Royal Caribbean Cruises                               1,600                  70
King World Productions *                              1,700                  59
Cedar Fair                                            1,900                  47
SFX Entertainment (Class A) *                           700                  45
GC Companies *                                        1,100                  39
                                                                            582
                                                                    ------------
Hotels 0.2%
Hilton                                                3,900                  55
Park Place Entertainment *                            5,600                  54
Harrah's Entertainment *                              2,400                  53
Mirage Resorts *                                      2,800                  47
Promus Hotel *                                        1,300                  40
MGM Grand *                                             500                  24
Bristol Hotels *                                      2,000                  15
John Q. Hammons Hotels (Class A) *                    1,600                   7
Interstate Hotels *                                     176                   1
                                                                            296
                                                                    ------------
Leisure 0.5%
Eastman Kodak                                         2,800                 190
Mattel                                                5,900                 156
Harley-Davidson                                       1,800                  98
Hasbro                                                2,400                  67
Polaris Industries                                    1,200                  52
Action Performance *                                  1,300                  43
Meditrust, REIT *                                     3,190                  42
Callaway Golf                                         2,500                  37
Arctic Cat                                            3,300                  30

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

WMS Industries *                                      1,700      $          29
Rawlings Sporting Goods *                             2,900                 28
GTECH *                                                 700                 16
                                                                           788
                                                                 ---------------
Media 3.0%
Time Warner                                          11,400                838
Disney                                               19,500                601
MediaOne *                                            5,800                431
CBS *                                                 6,800                295
Viacom (Class B) *                                    6,500                286
Comcast (Class A Special)                             7,100                273
Clear Channel Communications *                        3,341                230
Cox Communications (Class A) *                        5,000                184
Washington Post (Class B)                               200                107
Tribune                                               1,200                105
Chancellor Media *                                    1,700                 94
Cablevision Systems (Class A) *                       1,200                 84
Univision Communications *                            1,100                 73
Broadcast.com *                                         500                 67
E. W. Scripps                                         1,400                 67
Century Communications (Class A) *                    1,400                 64
Infinity Broadcasting (Class A) *                     2,100                 62
A. H. Belo (Class A)                                  2,900                 57
Fox Entertainment Group (Class A) *                   1,900                 51
Hispanic Broadcasting *                                 600                 45
RCN *                                                 1,000                 42
BHC Communications (Class A)                            300                 39
TV Guide (Class A) *                                    600                 22
Granite Broadcasting *                                2,400                 19
                                                                         4,136
                                                                 ---------------
Publishing 0.7%
Gannett                                               2,600                186
McGraw-Hill                                           1,800                 97
New York Times (Class A)                              2,200                 81
R.R. Donnelley                                        1,900                 70
PRIMEDIA *                                            3,700                 63
Central Newspapers (Class A)                          1,600                 60
Reader's Digest (Class A)                             1,400                 56

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Dow Jones                                             1,000         $        53
Hollinger International (Class A)                     3,800                  45
American Greetings (Class A)                          1,400                  42
Knight-Ridder                                           700                  38
Times Mirror (Class A)                                  600                  36
Scholastic *                                            600                  30
Harcourt General                                        500                  26
John H. Harland                                       1,100                  22
Franklin Covey *                                      2,100                  16
TST/ Impreso *                                        1,300                   5
                                                                            926
                                                                    ------------
Restaurants 0.8%
McDonald's                                           11,900                 492
Marriott (Class A)                                    2,800                 105
Starbucks *                                           2,500                  94
Tricon Global Restaurants *                           1,600                  86
Wendys                                                2,500                  71
Papa Johns *                                          1,300                  58
Darden Restaurants                                    1,900                  41
Bob Evans Farms                                       2,000                  40
Brinker *                                             1,300                  35
Applebee's                                            1,100                  33
                                                                          1,055
                                                                    ------------
Total Consumer Discretionary                                              7,783
                                                                    ------------
CONSUMER NONDURABLES 6.6%
Beverages 1.5%
Coca-Cola                                            23,400               1,463
PepsiCo                                              13,500                 522
TRIARC COMPANIES *                                      900                  19
Pure World *                                          3,480                  15
                                                                          2,019
                                                                    ------------

Food 1.7%
Campbell                                              4,400                 204
Sara Lee                                              8,800                 200
Heinz                                                 3,200                 160
ConAgra                                               5,440                 145

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Bestfoods                                             2,800          $      139
General Mills                                         1,700                 137
Kellogg                                               4,000                 132
Coca-Cola Enterprises                                 4,400                 131
Wrigley                                               1,200                 108
Sysco                                                 3,600                 107
Quaker Oats                                           1,600                 106
Pioneer Hi-Bred                                       2,700                 105
Archer Daniels Midland                                6,505                 101
Hershey Foods                                         1,600                  95
RJR Nabisco                                           3,700                  72
International Home Foods *                            3,600                  66
Whitman                                               3,500                  63
Tyson Foods (Class A)                                 2,700                  61
Pepsi Bottling Group                                  2,300                  53
Nabisco Holdings (Class A)                            1,000                  43
Hormel Foods                                          1,000                  40
Aurora Foods *                                        1,600                  28
Supervalu                                               800                  21
Vlasic Foods *                                        2,560                  19
Fresh Del Monte Produce *                             1,300                  18
United Natural Foods *                                  700                  17
                                                                          2,371
                                                                     -----------
Home Products 2.0%
Procter & Gamble                                     12,300               1,098
Gillette                                             10,300                 422
Colgate-Palmolive                                     2,500                 247
Avon                                                  2,200                 122
Clorox                                                1,100                 117
Newell Rubbermaid                                     2,476                 115
Ralston Purina                                        3,700                 113
Fortune Brands                                        1,600                  66
Alberto Culver (Class B)                              2,300                  61
Tupperware                                            2,300                  59
Estee Lauder                                          1,100                  55
Revlon (Class A) *                                    1,700                  51
Premark International                                 1,300                  49
Dial Corp                                             1,200                  45

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

                                                 Shares/Par            Value
------------------------------------------------------------------------------
                                                                In thousands


Playtex Products *                                    2,100       $       33
Block Drug (Class A)                                    712               30
Nutramax Products *                                   4,100               22
Dixon Ticonderoga *                                   1,700               18
Allou Health & Beauty *                               2,300               16
Carson *                                                800                3
                                                                       2,742
                                                                  -----------
Liquor 0.3%
Anheuser-Busch                                        4,100              291
Brown-Forman (Class B)                                  900               59
Canandaigua Brands (Class A) *                          800               42
Robert Mondavi (Class A) *                              900               33
Todhunter Intl *                                      1,500               12
                                                                         437
                                                                  -----------
Textiles and Apparel 0.3%
NIKE (Class B)                                        3,000              190
V. F                                                  1,700               73
WestPoint Stevens                                     1,800               54
Jones Apparel Group *                                 1,500               51
Kellwood                                              1,500               41
Rocky Shoes & Boots *                                 3,300               28
Polo Ralph Lauren *                                   1,100               21
K-Swiss (Class A)                                       400               18
Worldtex *                                            3,100                7
                                                                         483
                                                                  -----------
Tobacco 0.8%
Philip Morris                                        22,700              912
UST                                                   2,000               59
RJ Reynolds Tobacco *                                 1,233               39
Universal                                             1,300               37
Brooke Group                                          1,500               35
DiMon                                                 1,500                8
                                                                       1,090
                                                                  -----------
Total Consumer Nondurables                                             9,142
                                                                  -----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

DURABLE GOODS 2.9%
Construction & Real Property 1.5%

Masco                                                 3,700          $      107
Equity Residential Properties Trust, REIT             1,800                  81
Equity Office Properties, REIT                        2,900                  74
USG                                                   1,100                  62
Starwood Hotels & Resorts, REIT                       2,000                  61
Vornado Realty Trust, REIT                            1,700                  60
Crescent Real Estate Equities, REIT                   2,500                  59
Public Storage, REIT                                  1,900                  53
Archstone Communities Trust, REIT                     2,400                  53
Centex                                                1,400                  53
Armstrong World                                         900                  52
Lennar                                                2,100                  50
Fluor                                                 1,200                  49
Simon DeBartolo Group, REIT                           1,900                  48
Martin Marietta Materials                               800                  47
Apartment Investment & Management, REIT               1,100                  47
Duke Realty Investments, REIT                         2,000                  45
Avalonbay Communities, REIT                           1,207                  45
Camden Property Trust, REIT                           1,600                  44
Pulte                                                 1,900                  44
Spieker Properties, REIT                              1,100                  43
Starwood Financial Trust (Class A)                      700                  43
Chateau Communities, REIT                             1,400                  42
AMB Property                                          1,700                  40
Prologis Trust, REIT                                  1,900                  38
Developers Diversified Realty, REIT                   2,300                  38
Jacobs Engineering Group *                            1,000                  38
Brandywine Reality Trust                              1,900                  38
Walter Industries *                                   2,900                  38
Boston Properties, REIT                               1,000                  36
Lafarge                                               1,000                  35
TJ International                                      1,100                  34
Nationwide Health Properties, REIT                    1,700                  32
Felcor Suite Hotels, REIT                             1,548                  32
Federal Realty Investment Trust, REIT                 1,400                  32

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


Kimco Realty, REIT                                      800         $        31
Catellus Development *                                2,000                  31
Manufactured Home Communities, REIT                   1,100                  29
Parkway Properties, REIT                                800                  27
Southdown                                               400                  26
Prison Realty, REIT                                   2,575                  25
Wyndham International                                 5,290                  24
CBL & Associates Properties, REIT                       900                  24
Trammell Crow *                                       1,400                  23
D.R. Horton                                           1,100                  18
Skyline, REIT                                           600                  18
Bradley Real Estate                                     700                  15
JP Realty, REIT                                         700                  14
Group Maintenance America *                           1,100                  14
                                                                          2,012
                                                                    ------------
Consumer Durables 0.3%
HON Industries                                        2,000                  58
Maytag                                                  800                  56
Whirlpool                                               700                  52
Leggett & Platt                                       1,700                  47
O'Sullivan Industries *                               2,700                  46
Black & Decker                                          700                  44
Shaw Industries *                                     2,600                  43
Mohawk Industries *                                   1,300                  39
Kimball International                                 2,100                  36
Pulaski Furniture                                     1,700                  34
Interface (Class A)                                   2,200                  19
                                                                            474
                                                                    ------------
Motor Vehicles & Parts 1.1%
Ford Motor                                           11,400                 643
Delphi Automotive Systems                             5,614                 104
Goodyear Tire & Rubber                                1,600                  94
TRW                                                   1,700                  93
Dana                                                  1,900                  88
Genuine Parts                                         2,400                  84
Lear *                                                1,500                  75
General Motors (Class H) *                            1,100                  62
PACCAR                                                1,100                  59

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Navistar *                                            1,000         $        50
Modine Manufacturing                                  1,200                  39
Federal-Mogul                                           700                  36
Bandag                                                1,000                  35
Shiloh Industries *                                   2,400                  35
OEA                                                   3,400                  30
                                                                          1,527
                                                                    ------------
Total Durable Goods                                                       4,013
                                                                    ------------
ENERGY 4.7%

Energy Reserves & Production 3.3%

Exxon                                                23,000               1,774
Mobil                                                 7,300                 723
Chevron                                               5,800                 552
Texaco                                                5,200                 325
Atlantic Richfield                                    2,900                 242
Phillips Petroleum                                    2,700                 136
Unocal                                                2,900                 115
Burlington Resources                                  2,100                  91
Union Pacific Resources                               5,400                  88
Amerada Hess                                          1,100                  65
Pennzenergy Company                                   3,800                  63
Anadarko Petroleum                                    1,600                  59
Apache                                                1,300                  51
Kerr-McGee                                              879                  44
Vastar Resources                                        800                  42
Murphy Oil                                              800                  39
Belco Oil & Gas *                                     4,900                  34
Devon Energy                                            900                  32
EEX *                                                 3,533                  25
Dynegy                                                1,100                  22
Enron Oil & Gas                                       1,000                  20
Nuevo Energy *                                          800                  11
Harken Energy *                                       1,800                   3
Chesapeake Energy *                                     308                   1
                                                                          4,557
                                                                    ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Oil Refining Distribution  0.6%
Enron                                                 3,400         $       278
Williams Companies                                    4,200                 179
USX-Marathon                                          3,500                 114
Coastal                                               2,400                  96
Conoco (Class A)                                      2,100                  59
Sonat                                                 1,600                  53
Tosco                                                 1,800                  47
Sunoco                                                1,300                  39
Pennzoil-Quaker State                                 1,700                  25
Teppco Partners                                         900                  22
                                                                            912
                                                                    ------------

Oil Service 0.8%
Schlumberger                                          5,372                 342
Halliburton                                           4,500                 204
Baker Hughes                                          3,800                 127
Weatherford International                             2,000                  73
Diamond Offshore Drilling                             1,800                  51
Santa Fe International                                2,200                  50
Nabors Industries *                                   2,030                  50
Oceaneering International *                           2,900                  47
ENSCO International                                   2,100                  42
Tidewater                                             1,300                  40
Newpark Resources *                                   2,500                  22
Varco International *                                 1,900                  21
Key Energy *                                          1,700                   6
Superior Energy *                                       600                   3
                                                                          1,078
                                                                    ------------
Total Energy                                                              6,547
                                                                    ------------
FINANCIAL 16.7%

Bank and Trust 7.6%
Citigroup                                            31,525               1,497
Bank of America                                      16,629               1,219
Wells Fargo                                          16,100                 688
Chase Manhattan                                       7,900                 684
Bank One                                             11,136                 663

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par            Value
------------------------------------------------------------------------------
                                                                In thousands


First Union                                           9,248           $  435
Bank of New York                                      7,200              264
Fleet Financial Group                                 5,400              240
J. P. Morgan                                          1,700              239
SunTrust                                              3,268              227
U.S. Bancorp                                          6,500              221
National City                                         3,220              211
Mellon Bank                                           5,600              204
Firstar                                               7,100              199
Wachovia                                              2,100              180
PNC Bank                                              3,000              173
Fifth Third Bancorp                                   2,551              170
BankBoston                                            3,200              164
KeyCorp                                               4,700              151
State Street                                          1,700              145
BB&T                                                  3,400              125
Northern Trust                                        1,200              116
Comerica                                              1,650               98
Mercantile Bancorporation                             1,700               97
Regions Financial                                     2,500               96
Republic New York                                     1,400               95
Huntington Bancshares                                 2,600               91
Marshall & Ilsley                                     1,400               90
Summit Bancorp                                        2,100               88
UnionBancal                                           2,000               72
Charter One Financial                                 2,530               70
SouthTrust                                            1,800               69
Union Planters                                        1,500               67
Zions Bancorp                                         1,000               64
Synovus Financial                                     3,200               64
Old Kent Financial *                                  1,470               62
First American                                        1,400               58
CCB Financial                                         1,100               58
First Tennessee National                              1,500               57
M & T Bank                                              100               55
Old National Bancorp                                  1,830               55
First Virginia Banks                                  1,100               54

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


One Valley Bancorp                                    1,400          $       52
Cullen/Frost Bankers                                  1,800                  50
AmSouth                                               2,100                  49
National Commerce Bancorporation                      2,200                  48
WestAmerica                                           1,300                  47
BOK Financial *                                       1,824                  46
AMCORE                                                1,900                  44
First Security                                        1,600                  43
Community Bank System                                 1,600                  41
Silicon Valley Bancshares *                           1,600                  40
WesBanco                                              1,300                  39
Popular                                               1,200                  36
National City Bancshares                              1,020                  33
Niagara Bancorp                                       3,000                  32
Wintrust Financial                                    1,800                  32
Provident Bankshares                                  1,365                  32
Omega Financial                                         900                  31
Imperial Bancorp *                                    1,512                  30
UMB Financial                                           700                  30
Community Bankshares of Indiana                       1,600                  29
National City Bancorporation                          1,300                  27
Compass Bancshares                                      800                  22
                                                                         10,508
                                                                    ------------
Financial Services 2.8%
Fannie Mae                                            9,500                 650
American Express                                      4,100                 534
Freddie Mac                                           6,600                 383
Associates First Capital (Class A)                    6,742                 299
MBNA                                                  7,450                 228
Household International                               4,413                 209
Marsh & McLennan                                      2,650                 200
Cendant *                                             8,300                 170
Providian Financial                                   1,550                 145
Aon                                                   2,850                 118
Capital One Financial                                 2,100                 117
Kansas City Southern Industries                       1,700                 109
SLM Holding                                           1,900                  87
Countrywide Credit                                    1,800                  77

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
------------------------------------------------------------------------------
                                                                In thousands

H&R Block                                             1,400         $     70
FINOVA Group                                          1,200               63
Equifax                                               1,700               61
The CIT Group (Class A)                               1,900               55
Erie Indemnity                                        1,800               51
ADVANTA                                               2,555               46
Waddell & Reed Financial (Class A)                    1,434               39
Comdisco                                              1,500               38
Express Scripts (Class A) *                             600               36
Medallion Financial                                   1,900               36
NCO Group *                                             800               30
White Mountain Insurance Group                          200               28
Temple-Inland                                           300               20
AMRESCO *                                             2,700               17
                                                                       3,916
                                                                    ---------
Life & Health Insurance 1.0%
CIGNA                                                 2,000              178
American General                                      2,200              166
Lincoln National                                      2,200              115
AFLAC                                                 2,400              115
Conseco                                               3,500              107
Aetna                                                 1,100               98
UNUM                                                  1,600               88
Jefferson Pilot                                       1,300               86
Transamerica                                            800               60
UICI *                                                2,100               58
ReliaStar Financial                                   1,100               48
Provident                                             1,200               48
Torchmark                                             1,400               48
Guarantee Life                                        1,800               45
American Annuity Group                                1,300               32
Presidential Life                                     1,600               31
InterContinental Life *                               1,400               13
                                                                       1,336
                                                                    ---------
Property & Casualty Insurance 2.9%
American International Group                         11,719            1,372
Berkshire Hathaway (Class A) *                           14              965
Allstate                                              8,000              287

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
------------------------------------------------------------------------------
                                                                In thousands


Hartford Financial Services Group                     2,300          $   134
Chubb                                                 1,800              125
Progressive                                             800              116
MGIC Investment                                       1,900               92
Loews                                                 1,100               87
CNA Financial *                                       2,100               85
SAFECO                                                1,900               84
Cincinnati Financial                                  2,200               82
MBIA                                                  1,200               78
St. Paul Companies                                    2,200               70
Unitrin                                               1,700               69
AMBAC                                                 1,000               57
Professionals Group *                                 1,550               52
Travelers Property Casualty (Class A)                 1,300               51
American National Insurance                             700               50
Horace Mann Educators                                 1,400               38
Risk Capital Holdings *                               2,700               37
Medical Assurance *                                     880               25
Acceptance Insurance *                                1,500               23
Baldwin & Lyons (Class B)                               700               17
Symons International Group *                          1,000                5
                                                                       4,001
                                                                     --------
Securities & Asset Management 1.9%
Morgan Stanley Dean Witter                            5,500              564
Charles Schwab                                        3,950              434
Goldman Sachs Group *                                 4,400              318
Merrill Lynch                                         3,400              272
Equitable Companies                                   2,300              154
Franklin Resources                                    2,700              110
E*TRADE Group *                                       2,600              104
Lehman Brothers                                       1,400               87
AmeriTrade *                                            700               74
Knight Trimark Group *                                1,200               73
Donaldson, Lufkin & Jenrette *                        1,200               72
Alliance Capital                                      2,200               71
Bear Stearns                                          1,455               68
Paine Webber                                          1,400               65
Eaton Vance                                           1,500               52

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
------------------------------------------------------------------------------
                                                                In thousands

Phoenix Investment Partners                           3,500         $     30
A.G. Edwards                                            900               29
Pioneer Group                                         1,300               23
B & L Financial                                       1,600               19
Waddell & Reed Financial (Class B)                      146                4
                                                                       2,623
Thrift Institutions 0.5%
Washington Mutual                                     5,726              203
Golden West Financial                                   800               78
Sovereign Bancorp                                     4,320               53
Washington Federal                                    2,130               48
Astoria Financial                                     1,075               47
Staten Island Bancorp                                 2,600               47
Greenpoint Financial                                  1,400               46
Golden Sate Bancorp *                                 1,600               35
Harris Financial                                      3,200               34
Dime Bancorp                                          1,700               34
St. Francis Capital                                   1,500               33
FSF Financial                                         2,300               32
ISB Financial                                         1,200               26
                                                                         716
                                                                    ---------
Total Financial                                                       23,100
                                                                    ---------

HEALTH CARE 9.7%
Drugs 6.5%
Merck                                                22,100            1,635
Bristol-Myers Squibb                                 18,700            1,317
Pfizer                                               12,000            1,317
Eli Lilly                                            10,500              752
Schering-Plough                                      13,700              726
American Home Products                               12,600              724
Warner-Lambert                                        7,900              548
Amgen *                                               5,100              310
Monsanto                                              5,900              233
Cardinal Health                                       2,922              187
McKesson HBOC                                         3,351              108
Biogen *                                              1,600              103

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


Immunex *                                               800         $       102
Allergan                                                700                  78
ALZA *                                                1,200                  61
Nexstar Pharmaceuticals *                             2,800                  55
MedImmune *                                             800                  54
Genzyme *                                             1,100                  53
Centocor *                                            1,100                  51
Forest Laboratories *                                 1,100                  51
Watson Pharmaceuticals *                              1,400                  49
ICOS *                                                1,200                  49
Mylan Laboratories                                    1,700                  45
Chiron *                                              2,100                  44
Aviron *                                              1,500                  43
Sigma Aldrich                                         1,200                  41
Transkaryotic Therapies *                             1,200                  40
Affymetrix *                                            800                  39
Alexion Pharmaceutical *                              3,600                  33
AmeriSource Health *                                  1,000                  26
Rexall Sundown *                                      1,900                  23
Immune Response *                                     3,800                  21
Serologicals *                                        2,550                  21
OXiGENE *                                             2,200                  21
ONYX Pharmaceuticals *                                1,000                   9
Creative Biomolecules *                               1,300                   5
                                                                          8,974
                                                                    ------------

Medical Products 2.6%
Johnson & Johnson                                    12,500               1,225
Abbott Laboratories                                  14,800                 673
Medtronic                                             5,560                 433
Baxter International                                  2,900                 176
Boston Scientific *                                   4,000                 176
Guidant                                               3,100                 159
Becton, Dickinson                                     2,800                  84
Stryker                                               1,100                  66
C. R. Bard                                            1,300                  62
Biomet                                                1,500                  59
VISX *                                                  700                  55
Mallinkrodt                                           1,500                  54

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Arrow International                                   2,000         $        52
Patterson Dental *                                    1,400                  49
PSS World Medical *                                   4,100                  46
Bausch & Lomb                                           500                  38
Sybron International *                                1,300                  36
Steris *                                              1,700                  33
ThermoSpectra *                                       2,000                  32
Techne *                                              1,200                  31
Aradigm *                                             3,400                  30
Varian Associates                                       900                  23
St. Jude Medical *                                      600                  21
Nitinol Medical Technology                            2,400                   7
Cardima *                                               800                   2
                                                                          3,622
                                                                    ------------

Medical Providers & Services 0.6%
Columbia/HCA Healthcare                               6,300                 144
United HealthCare                                     2,100                 132
Service Corp. International                           4,600                  89
HealthSouth *                                         4,838                  72
Wellpoint Health Networks *                             800                  68
PacifiCare Health Systems (Class A) *                   900                  65
Tenet Healthcare *                                    3,300                  61
First Health Group *                                  2,100                  45
Universal Health Services *                             800                  38
Lincare *                                             1,100                  28
PhyCor *                                              3,400                  25
Triad Hospitals *                                     1,831                  25
Health Management (Class A)*                          2,000                  22
Total Renal Care Holdings *                           1,433                  22
LifePoint Hospitals                                   1,631                  22
Curative Technologies *                               2,400                  13
Assisted Living Concepts *                            1,700                   2
                                                                            873
                                                                    ------------
Total Health Care                                                        13,469
                                                                    ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

INDUSTRIAL 5.4%

Defense and Aerospace 1.2%

Boeing                                                9,000       $      397
AlliedSignal                                          4,900              309
Raytheon (Class B)                                    3,100              218
Lockheed Martin                                       3,900              145
Textron                                               1,600              132
General Dynamics                                      1,500              103
Northrop                                              1,100               73
Gulfstream Aerospace *                                  900               61
Precision Castparts                                   1,200               51
Howmet International *                                2,500               43
Litton Industries *                                     500               36
United Industrial                                     2,300               25
                                                                       1,593
                                                                  -----------

Heavy Electrical Equipment 3.1%
GE                                                   31,200            3,525
Emerson Electric                                      3,800              239
Rockwell International                                2,300              140
American Power Conversion *                           3,600               72
Cooper Industries                                     1,300               68
Thomas & Betts                                        1,300               61
UCAR International *                                  2,400               61
W. W. Grainger                                        1,100               59
Baldor Electric                                       1,600               32
Phelps Dodge                                            400               25
Unique Mobility *                                     2,100               10
                                                                       4,292
                                                                  -----------
Heavy Machinery 0.3%
Caterpillar                                           3,400              204
Deere                                                 2,900              115
Trinity Industries                                    1,500               51
Avondale Industries *                                   800               31
NACCO Industries (Class A)                              300               22
Titan International                                   1,600               19
                                                                         442
                                                                  -----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------


                                                    Shares/Par         Value
------------------------------------------------------------------------------
                                                                In thousands

Industrial Parts 0.8%

United Technologies                                   4,802      $       344
Ingersoll-Rand                                        1,700              110
Dover                                                 2,300               81
Parker Hannifin                                       1,300               59
Tecumseh Products                                       900               55
Genlyte Group *                                       2,200               49
U.S. Industries                                       2,900               49
Aviation Sales *                                      1,200               47
Commercial Intertech                                  2,900               46
Briggs & Stratton                                       800               46
Thomas Industries                                     2,100               43
AAON *                                                3,400               39
Stanley Works                                         1,200               39
Essef *                                               1,650               33
Tokheim *                                             2,900               33
Coltec Industries *                                   1,500               33
Bridgeport Machines *                                 2,600               26
Zoltek *                                              2,000               16
Watts Industries (Class A)                              800               15
Waterlink *                                             300                1
                                                                       1,164
                                                                 ------------
Total Industrial                                                       7,491
                                                                 ------------

RETAIL 6.2%
Clothing Stores 0.7%
The Gap                                               8,350              421
Intimate Brands *                                     2,625              124
TJX                                                   3,600              120
The Limited                                           2,500              113
Abercrombie & Fitch (Class A) *                       1,616               78
Nordstrom                                             1,700               57
Footstar *                                            1,200               44
Gadzooks *                                            1,800               29
Venator Group *                                       2,500               26
Goody's Family Clothing *                             1,600               18
                                                                       1,030
                                                                 ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------


                                                    Shares/Par           Value
------------------------------------------------------------------------------
                                                                  In thousands
Department Stores 2.5%

Wal-Mart                                             42,500        $     2,050
Dayton Hudson                                         4,000                260
Costco Companies *                                    2,000                160
Sears                                                 3,100                138
J.C. Penney                                           2,700                131
Kohl's *                                              1,600                123
Federated Department Stores *                         2,300                122
May Department Stores                                 2,950                120
Kmart *                                               5,100                 84
Saks *                                                2,075                 60
Dillards                                              1,700                 60
Family Dollar Stores                                  2,200                 53
ShopKo Stores *                                         900                 33
Ames Department Stores *                                700                 32
Value City Dept Stores *                              2,200                 27
                                                                         3,453
                                                                   ------------
Grocery Stores 0.7%
Kroger *                                              8,400                234
Safeway *                                             4,500                223
Albertson's                                           4,190                216
Food Lion                                             7,300                 87
Whole Foods Market *                                  1,100                 53
Winn-Dixie                                            1,400                 52
Western Beef *                                        5,800                 36
                                                                           901
                                                                   ------------
Specialty Retail 2.3%
Home Depot                                           14,000                902
Walgreen                                              9,300                273
Lowes                                                 3,800                216
Amazon.com *                                          1,600                200
CVS                                                   3,800                193
Staples *                                             4,750                147
Best Buy *                                            2,000                135
Tandy                                                 2,400                117
Circuit City Stores                                   1,100                102
Office Depot *                                        3,900                 86
Bed Bath & Beyond *                                   2,000                 77

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


Dollar General                                        2,500         $        73
Rite Aid                                              2,900                  71
USA Networks *                                        1,700                  68
Lands' End *                                          1,100                  53
CDW Computer Centers *                                1,200                  53
PriceSmart *                                          1,500                  52
BJ's Wholesale Club *                                 1,700                  51
Corporate Express *                                   7,000                  49
AutoZone *                                            1,600                  48
Toys "R" Us *                                         2,300                  48
Cost Plus *                                           1,000                  46
etoys *                                               1,100                  45
Linens `n Things *                                    1,000                  44
Consolidated Stores *                                 1,400                  38
Jo Ann Stores *                                       2,200                  33
OfficeMax *                                           2,600                  31
Gymboree *                                            2,000                  21
                                                                          3,272
                                                                    ------------
Total Retail                                                              8,656
                                                                    ------------

TECHNOLOGY 22.2%
Communication Equipment 2.7%
Lucent Technologies                                  28,665               1,933
Motorola                                              5,400                 512
Tellabs *                                             3,800                 257
Qwest Communications International *                  7,000                 232
QUALCOMM *                                            1,400                 201
General Instrument *                                  2,400                 102
ADC Telecommunications *                              1,400                  64
Comverse Technology *                                   800                  60
Cognitronics *                                        3,400                  52
Aspect Telecommunications *                           4,800                  46
Plantronics *                                           600                  39
Inter-Tel                                             2,100                  38
PairGain Technologies *                               3,200                  37
CIENA *                                                 900                  27
Harris                                                  600                  24

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


P-COM *                                               4,300         $        22
CMC Industries *                                      1,900                  13
Brite Voice Systems *                                   435                   6
                                                                          3,665
                                                                    ------------
Computer Communications Equipment 1.6%
Cisco Systems *                                      29,800               1,919
3Com *                                                3,600                  96
Adaptec *                                             2,600                  92
Emulux *                                                800                  89
Electronics for Imaging *                               500                  26
Digital Link *                                        2,200                  17
Mylex *                                               2,000                  11
                                                                          2,250
                                                                    ------------
Computer Makers 3.8%
IBM                                                  16,900               2,184
Hewlett-Packard                                       9,800                 985
Dell Computer *                                      23,600                 873
Sun Microsystems *                                    7,100                 489
COMPAQ Computer                                      16,678                 395
Gateway 2000 *                                        1,600                  94
Apple Computer *                                      1,900                  88
Silicon Graphics *                                    4,200                  69
Data General *                                        3,700                  54
Sequent Computer Systems *                            2,700                  48
                                                                          5,279
                                                                    ------------
Computer Software 5.5%
Microsoft *                                          48,700               4,389
Oracle *                                             13,500                 501
Computer Associates                                   5,100                 281
priceline.com *                                       1,400                 162
Compuware *                                           4,600                 146
BMC Software *                                        2,400                 130
Inktomi *                                               800                 105
Unisys *                                              2,600                 101
Novell *                                              3,600                  95
VERITAS Software *                                      800                  76
J. D. Edwards *                                       4,100                  76
Siebel Systems *                                      1,100                  73

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands


Intuit *                                                800         $        72
NCR *                                                 1,400                  68
Cerner *                                              3,200                  67
Synopsys *                                            1,200                  66
BEA Systems *                                         2,300                  66
Adobe Systems                                           800                  66
PeopleSoft *                                          3,800                  66
Legato Systems *                                      1,100                  64
Orcad *                                               4,000                  51
Parametric Technology *                               3,500                  49
RealNetworks *                                          700                  48
Sterling Commerce *                                   1,300                  47
Ardent Software *                                     2,200                  47
Convergys *                                           2,400                  46
Electronic Arts *                                       800                  43
Macromedia *                                          1,200                  43
Visio *                                               1,100                  42
Citrix Systems *                                        700                  39
Portal Software *                                       800                  37
Mentor Graphics *                                     2,800                  36
Midway Games *                                        2,739                  35
Ansoft *                                              4,000                  33
Policy Management Systems *                           1,100                  33
Great Plains Software *                                 700                  33
Cadence Design Systems *                              2,200                  28
Momentum Business Applications *                      3,746                  28
Network Associates *                                  1,600                  24
LHS Group *                                             700                  23
Concord Communications *                                500                  22
i2 Technologies *                                       500                  22
Integrated Systems *                                  1,600                  19
Hyperion Solutions *                                    970                  17
H.T.E. *                                              4,900                  16
CFI Proservices *                                     1,400                  16
Phoenix International *                               2,400                  15
Norstan *                                             1,000                  12
                                                                          7,574
                                                                    ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Electronic Equipment  1.8%
GM *                                                  5,900         $       389
Level 3 Communications *                              2,900                 174
Solectron *                                           2,600                 173
Honeywell                                             1,400                 162
Corning                                               1,800                 126
Molex                                                 2,600                  96
Perkin-Elmer                                            800                  92
KLA-Tencor *                                          1,300                  84
Thermo Electron *                                     4,100                  82
Danaher                                               1,400                  81
Eaton                                                   800                  74
ITT Industries                                        1,800                  69
Meade Instruments *                                   3,400                  59
Jabil Circuit *                                       1,300                  59
Metromedia Fiber Network *                            1,600                  58
KEMET *                                               2,500                  57
Cognex *                                              1,800                  57
Stimsonite *                                          3,800                  56
General Cable                                         3,400                  54
Vishay Intertechnology *                              2,537                  53
Johnson Controls                                        700                  49
Sensormatic Electronics *                             3,400                  47
C-Cube Microsystems *                                 1,400                  44
Andrew *                                              2,300                  44
JPM Company *                                         3,100                  40
Ultratech Stepper *                                   2,600                  39
Perkin-Elmer *                                        1,900                  31
Teradyne *                                              400                  29
Amphenol *                                              700                  28
EMS Technologies *                                    1,600                  23
American Tower Systems (Class A) *                      900                  22
X-Rite                                                3,000                  19
Varian *                                                900                  12
Napco Security Systems *                              1,800                   7
Bioanalytical systems *                               1,400                   5
Robotic Vision Systems *                                400                   2
                                                                          2,496
                                                                    ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Information Services  2.6%
America Online                                       10,300         $     1,138
Yahoo! *                                              1,900                 327
Automatic Data Processing                             6,200                 273
Electronic Data Systems                               4,600                 260
First Data                                            4,500                 220
At Home *                                             3,650                 197
e-bay *                                               1,200                 182
Computer Sciences *                                   1,600                 111
Galileo International                                 1,600                  86
Lycos *                                                 700                  64
DST Systems *                                         1,000                  63
SunGard Data Systems                                  1,600                  55
Healtheon *                                             700                  54
Sykes Enterprises *                                   1,600                  53
FIserv *                                              1,650                  52
Exodus Communications *                                 400                  48
Total Systems Services                                2,400                  46
Telescan *                                            1,700                  41
CNET *                                                  700                  40
MindSpring Enterprises *                                800                  36
Affiliated Computer Services (Class A) *                700                  35
SABRE Group Holdings *                                  500                  34
Network Solutions (Class A) *                           400                  32
Abacus Direct *                                         300                  27
Keane *                                               1,200                  27
Infoseek *                                              500                  24
PSINet *                                                500                  22
CIBER *                                               1,000                  19
National Computer Systems                               500                  17
THINK New Ideas *                                       600                  10
Data Dimensions *                                     2,500                   8
                                                                          3,601
                                                                    ------------

Miscellaneous Computer Hardware 1.2%
EMC *                                                 9,300                 511
Xerox                                                 6,000                 354
Pitney Bowes                                          2,600                 167
Advanced Digital Info *                               1,700                  69

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Symbol Technologies                                      1,800      $        66
Lexmark International Group (Class A) *                  1,000               66
Tech Data *                                              1,600               61
Zebra Technologies (Class A) *                           1,500               57
Bell & Howell *                                          1,400               53
Seagate Technology *                                     1,900               49
Safeguard Scientifics *                                    600               37
Quantum *                                                1,500               36
Rainbow Technologies *                                   2,900               34
Ikon Office Solutions                                    2,200               33
Security Dynamics Technologies *                         1,400               30
Evans & Sutherland Computer *                            1,900               25
Franklin Electric *                                      4,800               18
Western Digital *                                        2,100               14
CHS Electronics *                                        3,100               14
Ingram Micro *                                             500               13
                                                                          1,707
                                                                    ------------
Semiconductor Capital Equipment 0.2%
Applied Materials *                                      3,400              251
Novellus Systems *                                         900               61
Varian Semiconductor Equipment *                           900               16
                                                                            328
                                                                    ------------
Semiconductors 2.8%
Intel                                                   31,600            1,879
Texas Instruments                                        3,800              551
Linear Technology                                        1,800              121
Xilinx *                                                 2,000              115
LSI Logic *                                              2,400              111
Micron Technology *                                      2,700              109
Maxim Integrated Products *                              1,600              106
Analog Devices *                                         2,000              100
Altera *                                                 2,400               88
Uniphase *                                                 500               83
Vitesse Semiconductor *                                  1,200               81
Conexant Systems *                                       1,100               64
Arrow Electronics *                                      3,200               61
Broadcom *                                                 400               58
National Semiconductor *                                 1,500               38

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Level One *                                                750      $        37
Richardson Electronics                                   5,400               37
SMART Modular Technologies *                             2,000               35
EG&G                                                       900               32
DuPont Photomasks *                                        600               29
International Rectifier *                                1,900               25
Supertex *                                               1,800               20
SDL *                                                      400               20
Avnet                                                      400               19
Semtech *                                                  300               16
Micro Linear *                                           3,800               14
Integrated Silicon Solution *                              900                5
                                                                          3,854
                                                                   -------------
Total Technology                                                         30,754
                                                                   -------------

TELECOMMUNICATIONS 7.5%
Telephone 6.5%
AT&T                                                    29,936            1,671
MCI WorldCom *                                          17,460            1,502
SBC Communications                                      18,900            1,096
Bell Atlantic                                           14,800              968
BellSouth                                               17,300              811
Ameritech                                               10,000              735
GTE                                                      9,000              682
Sprint                                                   8,400              444
U S West                                                 4,638              272
Frontier                                                 1,900              112
GTS *                                                    1,300              105
NTL *                                                      800               69
Intermedia Communications *                              2,100               63
Centurytel                                               1,575               63
Citizens Utilities *                                     5,440               60
Cincinnati Bell                                          2,000               50
Allegiance Telecom *                                       900               49
Rhythms Netconnections *                                   800               47
Commonwealth Telephone Enterprises *                     1,100               44
Winstar Communications *                                   900               44

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

E Spire *                                                4,000      $        42
McLeod USA *                                               700               38
General Communication *                                  5,400               37
Emmis Bradcasting *                                      3,000               34
Teleglobe                                                  442               13
Emmis Broadcasting, Rights, 2/12/00 *                       60                0
                                                                          9,051
                                                                    ------------
Wireless Communications 1.0%
Vodafone ADR                                             2,100              414
Sprint PCS *                                             4,200              240
ALLTEL                                                   2,600              186
Nextel Communications *                                  2,900              146
Omnipoint *                                              2,500               72
U. S. Cellular *                                         1,300               70
Telephone and Data Systems                                 900               66
Aerial Communications *                                  4,300               58
Associated Group *                                         700               45
Price Communications *                                   2,631               39
Voicestream Wireless *                                     700               20
MetroCal *                                               2,400                7
                                                                          1,363
                                                                    ------------
Total Telecommunications                                                 10,414
                                                                    ------------
TRANSPORTATION 1.0%

Airlines 0.3%
AMR *                                                    1,800              123
Delta                                                    1,700               98
Southwest Airlines                                       2,950               92
Alaska Air Group *                                       1,000               42
Atlas Air *                                              1,100               35
Continental Airlines *                                     900               34
Mesaba Holdings *                                        2,550               32
USAir *                                                    700               31
TWA *                                                    3,500               17
                                                                            504
                                                                    ------------
Railroads 0.4%
Union Pacific                                            2,500              146
Burlington Northern Santa Fe                             4,600              143

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands

Norfolk Southern                                      4,200         $       126
CSX                                                   2,000                  91
Wisconsin Central Transport *                         2,000                  37
MotivePower *                                           450                   8
                                                                            551
                                                                    ------------
Trucking, Shipping, Air Freight 0.3%
FDX *                                                 3,200                 173
Werner Enterprises                                    2,025                  42
U.S. Xpress Enterprises *                             3,900                  42
C.H. Robinson Worldwide                               1,100                  40
M.S. Carriers *                                       1,100                  33
Overseas Shipholding Group                            1,600                  21
USA Truck *                                           2,200                  20
                                                                            371
                                                                    ------------
Total Transportation                                                      1,426
                                                                    ------------
UTILITIES 2.6%

Electric Utilities 2.2%
Duke Energy                                           3,300                 179
Southern                                              6,200                 164
PG&E                                                  3,900                 127
AES *                                                 2,100                 122
Consolidated Edison                                   2,400                 109
Dominion Resources                                    2,300                 100
Texas Utilities                                       2,400                  99
FPL Group                                             1,800                  98
Edison International                                  3,500                  94
PECO Energy                                           2,200                  92
Entergy                                               2,800                  88
Public Service Enterprise                             2,100                  86
Unicom                                                2,200                  85
Carolina Power & Light                                1,900                  81
FirstEnergy                                           2,600                  81
Constellation Energy Group                            2,600                  77
Central and South West                                2,900                  68
PP&L Resources                                        2,200                  68
American Electric Power                               1,700                  64

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands


GPU                                                   1,500          $       63
CINergy                                               1,900                  61
Teco Energy                                           2,600                  59
Ameren                                                1,500                  58
PacifiCorp                                            3,100                  57
DQE                                                   1,400                  56
DTE Energy                                            1,400                  56
Northeast Utilities *                                 3,100                  55
CMS Energy                                            1,300                  54
Northern States Power                                 2,200                  53
Midamerica Energy Holdings *                          1,500                  52
Niagara Mohawk *                                      3,100                  50
WPS Resources                                         1,600                  48
Unisource Energy *                                    3,900                  47
NiSource                                              1,800                  46
Western Resources                                     1,700                  45
IPALCO Enterprises                                    2,000                  42
Florida Progress                                        900                  37
Montana Power                                           500                  35
UNITIL                                                1,100                  28
Illinova                                              1,000                  27
Cilcorp                                                 400                  25
Rochester Gas & Electric                                800                  21
New Century Energies                                    500                  19
                                                                          2,976
                                                                     -----------
Gas Utilities 0.4%
Sempra Energy                                         2,851                  65
Consolidated Natural Gas                              1,000                  61
American Water Works                                  1,800                  55
Columbia Gas System                                     850                  53
National Fuel Gas                                     1,000                  49
LG&E Energy                                           2,301                  48
MCN                                                   2,300                  48
Western Gas Resources                                 2,700                  43
Aquarion                                              1,050                  36
WICOR                                                 1,300                  36
Southwestern Energy                                   3,100                  33
El Paso Energy                                          900                  32

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                  Shares/Par           Value
------------------------------------------------------------------------------
                                                                In thousands


Laclede Gas                                           1,000      $        23
Southern Union *                                        997               22
                                                                         604
                                                                 -------------
Total Utilities                                                        3,580
                                                                 -------------
MISCELLANEOUS 0.1%

Reliant Energy                                        3,200               88
Vornado Operating *                                   3,435               28
Sodexho Marriott Services *                           1,350               26
Evercel *                                               666                7
Genzyme Surgical Products *                             196                1
Total Miscellaneous                                                      150
                                                                 -------------
Total Common Stocks (Cost $ 118,078)                                 134,651
                                                                 -------------
SHORT-TERM INVESTMENTS 3.8%

Money Market Funds 3.6%
Reserve Investment Fund, 5.05% #                  5,003,765            5,004
                                                                       5,004
                                                                 -------------

U.S. Government Obligations 0.2%
U.S. Treasury Bills, 4.265 - 4.58%, 7/22 - 10/21/99 245,000              242
                                                                         242
                                                                 -------------
Total Short-Term Investments (Cost $5,246)                             5,246
                                                                 -------------

36
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                                       Value
--------------------------------------------------------------------------------------------
                                                                                In thousands

Total Investments in Securities
100.9% of Net Assets (Cost $123,324)                                               $ 139,897

Futures Contracts
In thousands
                                                          Contract    Unrealized
                                             Expiration    Value      Gain (Loss)
                                             ----------   --------    -----------

Long, 9 Standard & Poor's 500 Stock Index
contracts, $170,000 of U.S. Treasury Bills
pledged as initial margin                        9/99    $   2,994   $     115
Long, 2 Mid-Cap 400 Stock Index contracts,
$37,500 of U.S. Treasury Bills pledged as
initial margin                                   9/99          406          13
Long, 2 Russell 2000 Stock Index contracts,
$37,500 of U.S. Treasury Bills pledged as
initial margin                                   9/99          447          15
Net payments (receipts) of variation
margin to date                                                             (81)
                                                                     -----------
Variation margin receivable
(payable) on open futures contracts                                                       62
Other Assets Less Liabilities                                                         (1,246)
                                                                                   -----------
NET ASSETS                                                                         $ 138,713
                                                                                   -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions                           $      15
Accumulated net realized gain/loss - net of distributions                                574
Net unrealized gain (loss)                                                            16,716
Paid-in-capital applicable to 10,237,830 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized                     121,408
                                                                                   -----------

NET ASSETS                                                                         $ 138,713
                                                                                   -----------

NET ASSET VALUE PER SHARE                                                          $   13.55
                                                                                   -----------

  #     Seven-day yield
  *     Non-income producing
ADR     American Depository Receipt
REIT    Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/99
Investment Income
Income
        Dividend                                                      $   588
        Interest                                                          110
                                                                      --------
        Total income                                                      698
                                                                      --------
Expenses
        Investment management and administrative                          195
                                                                      --------
Net investment income                                                     503
                                                                      --------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
        Securities                                                        437
        Futures                                                           255
                                                                      --------
        Net realized gain (loss)                                          692
                                                                      --------
Change in net unrealized gain or loss
        Securities                                                     10,407
        Futures                                                            31
                                                                      --------
        Change in net unrealized gain or loss                          10,438
                                                                      --------
Net realized and unrealized gain (loss)                                11,130
                                                                      --------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $11,633
                                                                      --------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            6 Months      Year
                                                               Ended     Ended
                                                             6/30/99  12/31/98
Increase (Decrease) in Net Assets
Operations
        Net investment income                               $    503  $    375
        Net realized gain (loss)                                 692       110
        Change in net unrealized gain or loss                 10,438     6,278
                                                            -------------------
        Increase (decrease) in net assets from operations     11,633     6,763
                                                            -------------------
Distributions to shareholders
        Net investment income                                   (455)     (408)
        Net realized gain                                       (228)       --
                                                            -------------------
        Decrease in net assets from distributions               (683)     (408)
                                                            -------------------
Capital share transactions*
        Shares sold                                           78,110    62,656
        Distributions reinvested                                 658       395
        Shares redeemed                                      (12,229)   (8,207)
        Redemption fees received                                  14        11
                                                            -------------------
        Increase (decrease) in net assets from capital
        share transactions                                    66,553    54,855
                                                            -------------------
Net Assets
Increase (decrease) during period                             77,503    61,210
Beginning of period                                           61,210        --
                                                            -------------------

End of period                                               $138,713  $ 61,210
                                                            -------------------
*Share information
        Shares sold                                            6,121     5,742
        Distributions reinvested                                  51        34
        Shares redeemed                                         (957)     (753)
                                                            -------------------
        Increase (decrease) in shares outstanding              5,215     5,023


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1999

--------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the Fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuations. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

T.  ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of the futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains or losses on futures contracts are included in change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts   At June 30, 1999, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other   Purchases and sales of portfolio securities, other than short-term and
U.S. government securities, aggregated $66,745,000 and $1,478,000, respectively, for the six months ended June 30, 1999.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $123,324,000. Net unrealized gain aggregated $16,573,000 at period-end, of which $19,952,000 related to appreciated investments and $3,379,000 to depreciated investments.

T.  ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $106,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

In Person Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

AUTOMATED 24-HOUR SERVICES

Tele*Access(R) Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

Internet. T. Rowe Price Web site: www.troweprice.com All the information and services available on Tele*Access are available on our Web site, including transactions in your fund and brokerage accounts (with preauthorized access).

ACCOUNT SERVICES

Checking Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

Automatic Investing Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


Automatic Withdrawal If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

Dividend and Capital Gains Payment Options Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

BROKERAGE SERVICES*

Investments Available You can trade stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

To Open an Account Call a shareholder service representative for more information.

INVESTMENT INFORMATION

Combined Statement A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type. Detail pages itemize account transactions.

Shareholder Reports Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

T. Rowe Price Report This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

Performance Update This quarterly report reviews recent market developments and provides comprehensive performance information for every T. Rowe Price fund.

Insights These are reports on mutual fund tax issues, investment strategies, investment fundamentals, and financial markets.

Detailed Investment Guides Our Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk or CD-ROM for PC use) can help you determine and reach your investment goals.

 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a January 1999 survey for representative-assisted stock trades.
   Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

  * Closed to new investors.
 ** Formerly named Florida Insured Intermediate Tax-Free.
*** Formerly named Tax-Free Insured Intermediate Bond.
  + Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE RETIREMENT PLANS AND RESOURCES
--------------------------------------------------------------------------------

RETIREMENT PLANS AND RESOURCES

We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.

IRAs AND QUALIFIED PLANS

Traditional IRA
Roth IRA
Rollover IRA
SEP-IRA
SIMPLE IRA
Profit Sharing
Money Purchase Pension
"Paired" Plans (Money Purchase Pension and Profit Sharing Plans)
401(k)
403(b)
457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirees Financial Guide
Tax Considerations for Investors
Investing for Retirement in Your 403(b) Account
The T. Rowe Price No-Load Variable Annuity Information Kit

Investment Kits

The IRA Investing Kit
Roth IRA Conversion Kit
Rollover IRA Kit
The T. Rowe Price SIMPLE IRA Plan Kit
The T. Rowe Price SEP-IRA Plan
The Simplified Keogh Plan(R) From T. Rowe Price
The T. Rowe Price 401(k) Century Plan(R) (for small businesses)
Money Purchase Pension/Profit Sharing Plan Kit

Insights Reports

The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

Software Packages

T. Rowe Price Retirement Planning Analyzer(TM)
CD-ROM or diskette $19.95.
To order, please call 1-800-541-5760.
Also available on the Internet for $9.95.

T. Rowe Price Variable Annuity Analyzer(TM)
CD-ROM or diskette, free.
To order, please call 1-800-469-5304.

Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------


THE FUNDAMENTALS OF INVESTING

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS

General Information

The ABCs of Y2K
The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual Funds
The Roth IRA: A Review
Tax Information for Mutual Fund Investors

Investment Strategies

Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

Types of Securities

The Basics of International Stock Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed Income Investing
Global Bond Investing
Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal Bonds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding High-Yield "Junk" Bonds

Brokerage Insights

Combining Individual Securities With Mutual Funds
Getting Started: An Introduction to Individual Securities
What You Should Know About Bonds
What You Should Know About Margin and Short-Selling
What You Should Know About Options
What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account
or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367



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T. Rowe Price Investment Services, Inc., Distributor.